Stock Compensation Plans and Share-Based Compensation Awards (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share based compensation expense and related income tax benefit recognized for share-based compensation awards

The following table summarizes share-based compensation expense, and the related income tax benefit recognized for share-based compensation awards:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(In thousands)
Share-based compensation expense	$52,134	$—	$52,134	$—
Income tax benefit	$3,846	$—	$3,846	$—

Schedule of assumptions used in estimating the grant date fair values

For the purpose of calculating share-based compensation expense, the fair value of the stock option grants was determined through the application of the Black-Scholes model with the following assumptions:

Six Months Ended June 30, 2018
Expected life (in years)	7.00
Weighted average risk-free interest rate	3.02%
Expected volatility	33.99%
Dividend yield	0.00%
Weighted average fair value at grant date	$6.68